Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.34539%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,375,537.93

Principal:
Principal Collections	$12,250,939.77
Prepayments in Full	$5,467,869.55
Liquidation Proceeds	$174,589.69
Recoveries	$135,026.43
Sub Total	$18,028,425.44
Collections	$19,403,963.37

Purchase Amounts:
Purchase Amounts Related to Principal	$157,259.56
Purchase Amounts Related to Interest	$642.25
Sub Total	$157,901.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,561,865.18

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,561,865.18
Servicing Fee	$237,594.11	$237,594.11	$0.00	$0.00	$19,324,271.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,324,271.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,324,271.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,324,271.07
Interest - Class A-3 Notes	$228,376.10	$228,376.10	$0.00	$0.00	$19,095,894.97
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$18,731,094.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,731,094.97
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$18,531,125.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,531,125.72
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$18,385,983.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,385,983.14
Regular Principal Payment	$16,633,739.94	$16,633,739.94	$0.00	$0.00	$1,752,243.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,752,243.20
Residual Released to Depositor	$0.00	$1,752,243.20	$0.00	$0.00	$0.00
Total		$19,561,865.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,633,739.94
Total					$16,633,739.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,633,739.94	$32.62	$228,376.10	$0.45	$16,862,116.04	$33.07
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$16,633,739.94	$10.53	$938,287.93	$0.59	$17,572,027.87	$11.12

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$58,935,768.90	0.1155603	$42,302,028.96	0.0829452
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$233,875,768.90	0.1481220	$217,242,028.96	0.1375873

Pool Information
Weighted Average APR	5.697%	5.734%
Weighted Average Remaining Term	27.97	27.27
Number of Receivables Outstanding	16,677	16,036
Pool Balance	$285,112,928.67	$266,755,368.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$265,784,049.20	$248,874,945.86
Pool Factor	0.1645990	0.1540009

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$17,880,422.82
Targeted Overcollateralization Amount	$49,513,339.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,513,339.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$306,901.42
(Recoveries)		113	$135,026.43
Net Loss for Current Collection Period			$171,874.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7234%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.3222%
Second Prior Collection Period			0.6804%
Prior Collection Period			-0.0367%
Current Collection Period			0.7475%
Four Month Average (Current and Prior Three Collection Periods)			0.6783%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,058	$17,863,675.82
(Cumulative Recoveries)			$3,572,811.64
Cumulative Net Loss for All Collection Periods			$14,290,864.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8250%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,841.62
Average Net Loss for Receivables that have experienced a Realized Loss			$4,673.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.35%	261	$6,257,997.57
61-90 Days Delinquent	0.35%	37	$934,985.21
91-120 Days Delinquent	0.13%	11	$338,305.34
Over 120 Days Delinquent	0.28%	26	$736,510.90
Total Delinquent Receivables	3.10%	335	$8,267,799.02

Repossession Inventory:
Repossessed in the Current Collection Period		10	$322,337.80
Total Repossessed Inventory		19	$546,582.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4334%
Prior Collection Period			0.4497%
Current Collection Period			0.4615%
Three Month Average			0.4482%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7534%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	41

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$1,262,872.36
2 Months Extended	82	$1,982,377.23
3+ Months Extended	22	$599,456.45

Total Receivables Extended	156	$3,844,706.04
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer